NONCONSOLIDATED AFFILIATES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 889	$ 1,171	$ 1,642
Accrued and other current liabilities	(71)	(85)
Other noncurrent liabilities	0	(358)
Net Investment in nonconsolidated affiliates	818	728
Proceeds from Equity Method Investment, Distribution	$ 95	189	$ 310
Equity Method Investment Ownership Interest Number Of Affiliates | entity	14
Hemlock Semiconductor L.L.C.
Schedule of Equity Method Investments [Line Items]
Other noncurrent liabilities		(358)
DC HSC Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 87
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage	3.00%	4.00%	4.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage	3.00%	2.00%	2.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Minimum
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%